CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 10,999	$ 12,631
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for (recovery of) credit losses	2,469	2,090
Depreciation of premises and equipment	1,676	1,562
Accretion of building grant	(3)	(4)
Net amortization (accretion) of purchase accounting adjustments	(8)	(1)
Net amortization (accretion) of securities	(1,427)	(478)
Net realized loss on sale of securities	0	23
Proceeds from sale of loans in secondary market	590	125
Loans disbursed for sale in secondary market	(588)	(124)
Amortization of mortgage servicing rights	52	53
Gain on sale of loans	(215)	(228)
Amortization of intangible assets	8	21
Amortization of certificates of deposit premiums	0	7
Deferred tax (benefit) expense	(1,180)	(745)
Contribution of common stock to ESOP	500	125
Earnings on bank owned life insurance and annuity assets	(929)	(860)
Change in accrued interest receivable	(1,199)	(494)
Change in other liabilities	1,891	5,567
Change in other assets	461	1,477
Net cash provided by operating activities	13,097	20,747
Cash flows from investing activities:
Proceeds from sales of securities available for sale	0	1,067
Proceeds from maturities and paydowns of securities available for sale	34,741	25,901
Purchases of securities available for sale	(137,946)	(586)
Proceeds from calls and maturities of securities held to maturity	919	1,217
Proceeds from maturities of certificates of deposit in financial institutions	0	2,100
Purchases of certificates of deposit in financial institutions	0	(245)
Purchases of restricted investments in bank stocks	(80)	(969)
Redemptions of restricted investments in bank stocks	110	1,885
Net change in loans	(90,997)	(87,481)
Purchases of premises and equipment	(1,433)	(2,689)
Disposals of premises and equipment	29	219
Reimbursement of building grant	0	(100)
Purchases of bank owned life insurance and annuity assets	(772)	(250)
Withdrawals from bank owned life insurance and annuity assets	246	144
Net cash (used in) investing activities	(195,183)	(59,787)
Cash flows from financing activities:
Change in deposits	148,042	99,481
Cash dividends	(4,177)	(4,871)
Purchases of treasury stock	(1,945)	(82)
Proceeds from Federal Home Loan Bank borrowings	2	30,001
Repayment of Federal Home Loan Bank borrowings	(4,962)	(3,371)
Change in other short-term borrowings	107	18
Net cash provided by (used in) financing activities	137,067	121,176
Cash and cash equivalents:
Change in cash and cash equivalents	(45,019)	82,136
Cash and cash equivalents at beginning of year	128,126	45,990
Cash and cash equivalents at end of year	83,107	128,126
Supplemental disclosure:
Cash paid for interest	28,322	9,674
Cash paid for income taxes	3,350	2,750
Transfers from loans to other real estate owned	0	129
Operating lease liability arising from obtaining right-of-use asset	$ 0	$ 187